CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks	£ 1,404	£ (2,670)	£ (2,677)
Change in customer deposits	37,728	5,593	(11,901)
Change in amounts due to fellow Lloyds Banking Group undertakings	(1,316)	(8,142)	(5,466)
Change in debt securities in issue	(17,138)	11,898	4,730
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(2,549)	(11,527)	(45,383)
Change in investment contract liabilities	0	0	(353)
Change in other operating liabilities	(288)	(782)	(383)
Change in operating liabilities	17,841	(5,630)	(61,433)
Increase (decrease) in lease liabilities	163	43	27
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Change in Operating Liabilities [Line Items]
Change in deposits from banks	3,182	1,802	(2,219)
Change in customer deposits	24,711	10,360	(5,258)
Change in amounts due to fellow Lloyds Banking Group undertakings	(73,233)	28,016	(23,522)
Change in debt securities in issue	(13,400)	11,722	1,442
Change in derivative financial instruments and financial liabilities at fair value through profit or loss	(3,004)	(10,776)	(46,514)
Change in investment contract liabilities	0	0	0
Change in other operating liabilities	(249)	(1,823)	(648)
Change in operating liabilities	(61,993)	39,301	(76,719)
Increase (decrease) in lease liabilities	£ 42	£ 20	£ 27